RELIANCE, INC. STOCK FUND (Tables)	12 Months Ended
Dec. 31, 2025
Precision Strip Retirement and Savings Plan
RELIANCE, INC. STOCK FUND
Schedule of assets and liabilities of the Reliance, Inc. Stock Fund

December 31,	2025	2024
Reliance, Inc. common stock (77,659 shares as of December 31, 2025 and 76,320 shares as of December 31, 2024)	$22,433,355	$20,549,923
Interest-bearing cash	945,344	892,171
Other receivables	2,993	3,367
Other payables	(7,494)	(2,200)
	$23,374,198	$21,443,261